Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill
Schedule of changes in the carrying value of goodwil and accumulated impairment charges by segment

	Online Game Related Operation
			Film, Television and Others
	PRC	International		Total
	RMB	RMB	RMB	RMB
Balance as of December 31, 2010
Goodwill	110,606,000	145,663,228	227,355,604	483,624,832
Accumulated impairment charges	—	—	—	—

	110,606,000	145,663,228	227,355,604	483,624,832

Transaction in 2011
Increase in goodwill related to acquisition	1,818,861	198,036,541	—	199,855,402
Disposal	—	—	(227,355,604)	(227,355,604)
Foreign currency translation adjustment	—	10,203,883	—	10,203,883
Balance as of December 31, 2011
Goodwill	112,424,861	353,903,652	—	466,328,513
Accumulated impairment charges	—	—	—	—

	112,424,861	353,903,652	—	466,328,513

Transaction in 2012
Impairment charges	(1,818,861)	(38,951,085)	—	(40,769,946)
Foreign currency translation adjustment	—	(16,729,150)	—	(16,729,150)
Balance as of December 31, 2012
Goodwill	112,424,861	337,174,502	—	449,599,363
Accumulated impairment charges	(1,818,861)	(38,951,085)	—	(40,769,946)

	110,606,000	298,223,417	—	408,829,417